  J.P. MORGAN FUNDS: JPMORGAN FLEMING EMERGING MARKETS DEBT FUND; J.P. MORGAN INSTITUTIONAL FUNDS: JPMORGAN SHORT TERM BOND FUND, JPMORGAN BOND FUND, JPMORGAN
  FLEMING, INTERNATIONAL VALUE FUND, JPMORGAN FLEMING EMERGING MARKETS EQUITY FUND, JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND AND JPMORGAN GLOBAL
STRATEGIC INCOME FUND; J.P. MORGAN SERIES TRUST: JPMORGAN ENHANCED INCOME FUND,
  JPMORGAN GLOBAL 50 FUND, JPMORGAN GLOBAL HEALTHCARE FUND, JPMORGAN TAX AWARE
     U.S. EQUITY FUND, JPMORGAN TAX AWARE DISCIPLINED EQUITY FUND, JPMORGAN CALIFORNIA BOND FUND, JPMORGAN MARKET NEUTRAL FUND, JPMORGAN TAX AWARE ENHANCED
 INCOME FUND, JPMORGAN TAX AWARE SMALL COMPANY OPPORTUNITIES FUND AND JPMORGAN U.S. HIGH YIELD BOND FUND; MUTUAL FUND GROUP: JPMORGAN FLEMING EUROPEAN FUND,
   JPMORGAN FOCUS FUND, JPMORGAN FLEMING INTERNATIONAL GROWTH FUND, JPMORGAN FLEMING JAPAN FUND, JPMORGAN SHORT TERM BOND FUND II, JPMORGAN STRATEGIC INCOME FUND, JPMORGAN U.S. TREASURY INCOME FUND, JPMORGAN H&Q TECHNOLOGY FUND, JPMORGAN
 FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES, JPMORGAN FLEMING PACIFIC REGION
   FUND AND JPMORGAN FLEMING INTERNATIONAL SMALL CAP EQUITY FUND; MUTUAL FUND
 TRUST: JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND, JPMORGAN FEDERAL MONEY
  MARKET FUND, JPMORGAN TAX FREE MONEY MARKET FUND, JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND, JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND, JPMORGAN LIQUID ASSETS MONEY MARKET FUND, JPMORGAN PRIME MONEY MARKET FUND, JPMORGAN TREASURY PLUS MONEY MARKET FUND AND JPMORGAN U.S. GOVERNMENT MONEY
     MARKET FUND; MUTUAL FUND SELECT GROUP: JPMORGAN BOND FUND II, JPMORGAN INTERMEDIATE BOND FUND AND JPMORGAN SELECT INTERNATIONAL EQUITY FUND; MUTUAL
FUND SELECT TRUST: JPMORGAN INTERMEDIATE TAX FREE INCOME FUND, JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND, JPMORGAN NEW JERSEY TAX FREE INCOME FUND AND
                         JPMORGAN TAX FREE INCOME FUND
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                         SUPPLEMENT DATED MAY 20, 2002,
                  TO THE STATEMENTS OF ADDITIONAL INFORMATION

    Information regarding H. Richard Vartabedian under the heading Trustees should be amended as follows:

    H. Richard Vartabedian is deemed to be an "interested person" due to his affiliation with HSBC Asset Management (Americas) Inc., affiliates of which engage in portfolio and principal transactions with various JPMorgan Funds and certain other accounts managed by the Advisers and their affiliates. Mr. Vartabedian is Chairman and Chief Executive Officer of HSBC Asset Management (Americas) Inc. and Executive Vice President of HSBC Bank USA (financial services) and Investment Management Consultant to Republic National Bank (1994-1999). Effective April 17, 2002, the members of the Governance Committee are Messrs. Fergus Reid III (Chairman), James J. Schonbachler and Roland E. Eppley, Jr.

                                                                 SUP-ALLFNDS-502